Revenues (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 33,637	$ 36,934
Japan [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,132	20,314
North America [Member]
Disaggregation of Revenue [Line Items]
Revenues	12,979	9,502
Mainland China [Member]
Disaggregation of Revenue [Line Items]
Revenues	848	2,596
Southeast Asia [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,416	1,712
Hong Kong SAR [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,905	1,441
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,430	612
Taiwan [Member]
Disaggregation of Revenue [Line Items]
Revenues	240	81
Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 687	$ 676